SHAREHOLDERS' EQUITY (Option Activity) (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Number of options
Outstanding at the beginning of the year	671,714
Granted	268,043
Exercised	(12,635)
Forfeited	(24,753)
Outstanding at end of year	902,369	671,714
Exercisable options at end of year	464,491
Weighted-average exercise price
Outstanding at the beginning of the year	$ 2.85
Granted	4.04
Exercised	3.20
Forfeited	4.53
Outstanding at end of year	3.12	$ 2.85
Exercisable options at end of year	$ 2.42
Weighted-average remaining conractual term (in years)
Weighted- average remaining contractual term	4 years 2 months 16 days	4 years 1 month 16 days
Exercisable options at end of year	1 year 11 months 16 days
Aggregate intrinsic value, beginning of the year	$ 1,534
Aggregate intrinsic value, Outstanding at end of year	1,267	$ 1,534
Exercisable options at end of year, Aggregate intrinsic value	971
Total intrinsic value of stock options exercised	$ 26	$ 264	$ 73